Investment in and loan to Merit Functional Foods Corporation (Tables)	12 Months Ended
Mar. 31, 2021
Investment In And Loan To Shareholders [Abstract]
Disclosure of financial position of the subsidiary [Table Text Block]
	As at March 31, 2021	As at March 31, 2020
	$	$

Current assets	16,125,384	5,828,739
Non-current assets	124,970,303	36,056,689
Current liabilities	9,303,585	11,369,931
Non-current liabilities	93,642,063	6,653,724

Disclosure of financial results of subsidiary [Table Text Block]
	Year ended March 31, 2021	Period ended March 31, 2020[1]
	$	$

Total revenue	396,093	—
Loss for the year/period	(6,837,195)	(2,349,515)

Disclosure of capital loan advances to subsidiary [Table Text Block]
	Investment in Share capital $	Capital Contribution $	Loan receivable $	Total net investment $

At inception	1	—	11,000,000	11,000,001
Modification to loan terms		8,871,512	(8,871,512)	—
Capital loan advance	—	1,613,002	386,998	2,000,000
Share of loss in Merit Foods	—	(939,806)	—	(939,806)
Interest accretion	—	—	144,343	144,343

Net Investment in Merit Foods, March 31, 2020	1	9,544,708	2,659,829	12,204,538

Share of loss in Merit Foods	—	(2,421,459)	—	(2,421,459)
Dilution gain of investment in Merit Foods	—	6,384,942	—	6,384,942
Interest accretion	—	—	307,875	307,875
Expected credit loss provision	—	—	(74,193)	(74,193)
Net Investment in Merit Foods, March 31, 2021	1	13,508,191	2,893,511	16,401,703